REVENUES, NET (Tables)	12 Months Ended
Dec. 31, 2022
REVENUES, NET
Summary of disaggregated revenues

	2022	2021
Retail	$26,730,846	$21,734,403
Wholesale	58,143,146	41,458,103
Revenues, Net	$84,873,992	$63,192,506